Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024
Intangible Assets [Line Items]
Impairment loss	$ 15,937,533
Intangible assets at carrying value	3,799,682		$ 15,827
Intangible assets at carrying value
Computer Software [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value	492
Intangible assets at carrying value	$ 492
Cannabis Distribution License [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value			16,073
Intangible assets at carrying value		$ 17,009	15,827
Cannabis API Manufacturing and GMP License [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value			3,783,117
Intangible assets at carrying value			3,783,117
Cannabis Operator's License [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value			$ 15,827